Columbia U.S. Treasury Index Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2027	2.250%	3,291,000	3,247,420
02/15/2027	4.125%	3,331,000	3,350,127
02/28/2027	1.125%	1,187,000	1,157,000
02/28/2027	1.875%	3,623,000	3,559,881
02/28/2027	4.125%	4,286,000	4,311,616
03/15/2027	4.250%	3,795,000	3,823,611
03/31/2027	0.625%	1,392,000	1,346,271
03/31/2027	2.500%	3,150,000	3,112,471
03/31/2027	3.875%	4,418,000	4,434,222
04/15/2027	4.500%	3,917,000	3,960,607
04/30/2027	0.500%	2,029,000	1,954,973
04/30/2027	2.750%	2,979,000	2,950,723
04/30/2027	3.750%	4,010,000	4,020,495
05/15/2027	2.375%	3,496,000	3,445,199
05/15/2027	4.500%	4,163,000	4,212,273
05/31/2027	0.500%	2,192,000	2,106,717
05/31/2027	2.625%	2,673,000	2,641,363
05/31/2027	3.875%	4,050,000	4,067,402
06/15/2027	4.625%	3,391,000	3,439,746
06/30/2027	0.500%	2,248,000	2,155,094
06/30/2027	3.250%	3,007,000	2,995,606
06/30/2027	3.750%	4,030,000	4,042,121
07/15/2027	4.375%	3,673,000	3,716,473
07/31/2027	0.375%	2,774,000	2,647,761
07/31/2027	2.750%	2,671,000	2,640,951
07/31/2027	3.875%	5,297,000	5,323,278
08/15/2027	2.250%	3,005,000	2,948,187
08/15/2027	3.750%	3,376,000	3,386,946
08/31/2027	0.500%	2,184,000	2,083,331
08/31/2027	3.125%	2,607,000	2,590,808
08/31/2027	3.625%	4,020,000	4,025,339
09/15/2027	3.375%	3,976,000	3,966,060
09/30/2027	0.375%	3,411,000	3,239,384
09/30/2027	3.500%	3,998,000	3,995,814
09/30/2027	4.125%	3,194,000	3,224,069
10/15/2027	3.875%	3,969,000	3,991,016
10/31/2027	0.500%	2,962,000	2,811,933
10/31/2027	3.500%	3,994,000	3,991,348
10/31/2027	4.125%	2,422,000	2,445,652
11/15/2027	2.250%	2,570,000	2,513,179
11/15/2027	4.125%	3,700,000	3,736,855
11/30/2027	0.625%	2,887,000	2,739,943
11/30/2027	3.375%	4,050,000	4,038,609
11/30/2027	3.875%	2,691,000	2,706,873
12/15/2027	4.000%	3,700,000	3,730,785
12/31/2027	0.625%	3,202,000	3,031,268
12/31/2027	3.875%	2,501,000	2,516,534
01/15/2028	4.250%	3,371,000	3,415,508
01/31/2028	0.750%	3,552,000	3,362,884
01/31/2028	3.500%	2,499,000	2,497,341
02/15/2028	2.750%	3,475,000	3,420,975
02/15/2028	4.250%	3,370,000	3,416,074
02/29/2028	1.125%	3,607,000	3,433,695
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/29/2028	4.000%	2,498,000	2,520,248
03/15/2028	3.875%	3,574,000	3,598,013
03/31/2028	1.250%	3,268,000	3,113,025
03/31/2028	3.625%	2,547,000	2,550,980
04/15/2028	3.750%	3,370,000	3,383,691
04/30/2028	1.250%	3,582,000	3,405,419
04/30/2028	3.500%	2,495,000	2,491,686
05/15/2028	2.875%	3,623,000	3,568,938
05/15/2028	3.750%	3,370,000	3,383,954
05/31/2028	1.250%	3,596,000	3,411,705
05/31/2028	3.625%	2,398,000	2,401,185
06/15/2028	3.875%	3,376,000	3,400,001
06/30/2028	1.250%	3,308,000	3,132,521
06/30/2028	4.000%	2,497,000	2,522,360
07/15/2028	3.875%	3,405,000	3,429,207
07/31/2028	1.000%	3,539,000	3,323,619
07/31/2028	4.125%	2,502,000	2,535,230
08/15/2028	2.875%	3,681,000	3,618,883
08/15/2028	3.625%	3,460,000	3,464,595
08/31/2028	1.125%	3,485,000	3,275,900
08/31/2028	4.375%	2,666,000	2,717,237
09/15/2028	3.375%	3,355,000	3,337,701
09/30/2028	1.250%	3,542,000	3,333,631
09/30/2028	4.625%	2,852,000	2,926,642
10/15/2028	3.500%	3,380,000	3,369,173
10/31/2028	1.375%	3,329,000	3,137,582
10/31/2028	4.875%	3,027,000	3,127,033
11/15/2028	3.125%	3,472,000	3,429,142
11/15/2028	3.500%	3,358,000	3,349,343
11/15/2028	5.250%	453,000	471,863
11/30/2028	1.500%	3,632,000	3,428,835
11/30/2028	4.375%	3,188,000	3,253,503
12/31/2028	1.375%	3,582,000	3,363,442
12/31/2028	3.750%	3,372,000	3,385,435
01/31/2029	1.750%	3,085,000	2,923,037
01/31/2029	4.000%	3,886,000	3,928,503
02/15/2029	2.625%	3,460,000	3,361,877
02/28/2029	1.875%	2,833,000	2,690,243
02/28/2029	4.250%	3,919,000	3,990,032
03/31/2029	2.375%	3,047,000	2,933,214
03/31/2029	4.125%	3,892,000	3,949,164
04/30/2029	2.875%	2,767,000	2,702,797
04/30/2029	4.625%	4,069,000	4,190,752
05/15/2029	2.375%	2,846,000	2,735,050
05/31/2029	2.750%	2,626,000	2,552,759
05/31/2029	4.500%	4,072,000	4,179,526
06/30/2029	3.250%	2,553,000	2,520,090
06/30/2029	4.250%	4,071,000	4,147,649
07/31/2029	2.625%	2,147,000	2,074,539
07/31/2029	4.000%	4,066,000	4,110,472
08/15/2029	1.625%	2,641,000	2,464,796
08/31/2029	3.125%	2,116,000	2,076,986
08/31/2029	3.625%	4,072,000	4,064,365
09/30/2029	3.500%	4,066,000	4,040,270

Columbia U.S. Treasury Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2026 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2029	3.875%	2,082,000	2,095,338
10/31/2029	4.000%	2,025,000	2,046,041
10/31/2029	4.125%	4,069,000	4,129,081
11/15/2029	1.750%	2,103,000	1,961,376
11/30/2029	3.875%	2,137,000	2,149,855
11/30/2029	4.125%	4,065,000	4,125,022
12/31/2029	3.875%	2,022,000	2,034,006
12/31/2029	4.375%	4,073,000	4,170,688
01/31/2030	3.500%	2,031,000	2,014,815
01/31/2030	4.250%	4,071,000	4,150,830
02/15/2030	1.500%	3,370,000	3,093,818
02/28/2030	4.000%	6,390,000	6,455,398
03/31/2030	3.625%	2,026,000	2,017,295
03/31/2030	4.000%	4,070,000	4,110,700
04/30/2030	3.500%	2,009,000	1,990,166
04/30/2030	3.875%	4,167,000	4,188,812
05/15/2030	0.625%	4,649,000	4,079,134
05/15/2030	6.250%	398,000	436,339
05/31/2030	3.750%	1,979,000	1,979,000
05/31/2030	4.000%	4,065,000	4,105,332
06/30/2030	3.750%	2,011,000	2,010,529
06/30/2030	3.875%	4,110,000	4,129,587
07/31/2030	3.875%	4,160,000	4,179,175
07/31/2030	4.000%	2,007,000	2,026,600
08/15/2030	0.625%	6,048,000	5,262,232
08/31/2030	3.625%	4,357,000	4,329,088
08/31/2030	4.125%	2,097,000	2,127,144
09/30/2030	3.625%	4,050,000	4,023,105
09/30/2030	4.625%	2,136,000	2,212,262
10/31/2030	3.625%	4,461,000	4,429,634
10/31/2030	4.875%	1,972,000	2,064,592
11/15/2030	0.875%	6,521,000	5,695,686
11/30/2030	3.500%	6,985,000	6,895,505
11/30/2030	4.375%	2,268,000	2,325,232
12/31/2030	3.750%	2,464,000	2,457,840
01/31/2031	4.000%	2,360,000	2,379,912
02/15/2031	1.125%	6,528,000	5,736,990
02/15/2031	5.375%	466,000	498,256
02/28/2031	4.250%	2,691,000	2,743,769
03/31/2031	4.125%	2,373,000	2,405,443
04/30/2031	4.625%	2,792,000	2,895,391
05/15/2031	1.625%	6,426,000	5,747,254
05/31/2031	4.625%	2,875,000	2,981,240
06/30/2031	4.250%	2,800,000	2,852,500
07/31/2031	4.125%	2,559,000	2,591,187
08/15/2031	1.250%	6,599,000	5,740,099
08/31/2031	3.750%	2,588,000	2,570,410
09/30/2031	3.625%	2,558,000	2,523,427
10/31/2031	4.125%	2,756,000	2,787,220
11/15/2031	1.375%	6,604,000	5,740,837
11/30/2031	4.125%	2,728,000	2,758,264
12/31/2031	4.500%	2,559,000	2,636,770
01/31/2032	4.375%	2,645,000	2,707,819
02/15/2032	1.875%	6,066,000	5,395,897
02/29/2032	4.125%	2,659,000	2,686,005
03/31/2032	4.125%	2,636,000	2,661,124
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/2032	4.000%	2,560,000	2,566,000
05/15/2032	2.875%	6,039,000	5,673,829
05/31/2032	4.125%	2,560,000	2,582,400
06/30/2032	4.000%	2,587,000	2,591,042
07/31/2032	4.000%	2,535,000	2,537,971
08/15/2032	2.750%	5,823,000	5,409,021
08/31/2032	3.875%	2,607,000	2,589,077
09/30/2032	3.875%	2,607,000	2,587,447
10/31/2032	3.750%	2,538,000	2,498,740
11/15/2032	4.125%	5,877,000	5,915,568
11/30/2032	3.750%	2,564,000	2,523,136
02/15/2033	3.500%	5,870,000	5,677,391
05/15/2033	3.375%	5,873,000	5,620,645
08/15/2033	3.875%	6,342,000	6,258,761
11/15/2033	4.500%	6,701,000	6,878,995
02/15/2034	4.000%	7,019,000	6,960,874
05/15/2034	4.375%	7,112,000	7,226,459
08/15/2034	3.875%	7,112,000	6,964,204
11/15/2034	4.250%	7,115,000	7,147,240
02/15/2035	4.625%	7,139,000	7,364,325
05/15/2035	4.250%	7,122,000	7,137,579
08/15/2035	4.250%	7,014,000	7,020,576
11/15/2035	4.000%	7,177,000	7,030,096
02/15/2036	4.500%	493,000	504,555
05/15/2037	5.000%	545,000	579,233
02/15/2038	4.375%	389,000	389,912
05/15/2038	4.500%	460,000	465,463
02/15/2039	3.500%	453,000	410,319
05/15/2039	4.250%	657,000	640,883
08/15/2039	4.500%	722,000	719,969
11/15/2039	4.375%	780,000	765,984
02/15/2040	4.625%	784,000	788,777
05/15/2040	1.125%	2,322,000	1,467,214
05/15/2040	4.375%	763,000	746,667
08/15/2040	1.125%	2,847,000	1,780,710
08/15/2040	3.875%	754,000	695,329
11/15/2040	1.375%	3,238,000	2,094,581
11/15/2040	4.250%	613,000	588,672
02/15/2041	1.875%	3,377,000	2,350,709
02/15/2041	4.750%	793,000	803,656
05/15/2041	2.250%	2,834,000	2,077,676
05/15/2041	4.375%	730,000	708,442
08/15/2041	1.750%	4,148,500	2,789,866
08/15/2041	3.750%	755,000	677,966
11/15/2041	2.000%	3,710,000	2,580,189
11/15/2041	3.125%	790,000	650,886
02/15/2042	2.375%	2,861,000	2,098,365
02/15/2042	3.125%	819,000	671,452
05/15/2042	3.000%	766,000	614,715
05/15/2042	3.250%	2,336,000	1,940,705
08/15/2042	2.750%	888,000	683,483
08/15/2042	3.375%	2,298,000	1,936,424
11/15/2042	2.750%	1,292,000	989,187
11/15/2042	4.000%	2,239,000	2,043,087
02/15/2043	3.125%	1,111,000	896,265
02/15/2043	3.875%	2,315,000	2,075,180
Columbia U.S. Treasury Index Fund  | 2026

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2026 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	2.875%	1,747,000	1,352,014
05/15/2043	3.875%	2,252,000	2,013,077
08/15/2043	3.625%	1,254,000	1,079,420
08/15/2043	4.375%	2,430,000	2,313,056
11/15/2043	3.750%	1,282,000	1,119,947
11/15/2043	4.750%	2,430,000	2,420,128
02/15/2044	3.625%	1,364,000	1,167,925
02/15/2044	4.500%	2,429,000	2,341,708
05/15/2044	3.375%	1,270,000	1,045,964
05/15/2044	4.625%	2,430,000	2,376,464
08/15/2044	3.125%	1,722,000	1,360,111
08/15/2044	4.125%	2,432,000	2,224,520
11/15/2044	3.000%	1,399,000	1,079,197
11/15/2044	4.625%	2,486,000	2,425,792
02/15/2045	2.500%	1,895,000	1,337,752
02/15/2045	4.750%	2,492,000	2,469,027
05/15/2045	3.000%	953,000	730,981
05/15/2045	5.000%	2,470,000	2,524,031
08/15/2045	2.875%	1,142,000	854,180
08/15/2045	4.875%	2,429,000	2,442,663
11/15/2045	3.000%	835,000	636,035
11/15/2045	4.625%	1,700,000	1,653,516
02/15/2046	2.500%	1,442,000	1,001,514
05/15/2046	2.500%	1,400,000	968,625
08/15/2046	2.250%	1,926,000	1,264,539
11/15/2046	2.875%	796,000	586,179
02/15/2047	3.000%	1,418,000	1,064,829
05/15/2047	3.000%	1,238,000	926,566
08/15/2047	2.750%	1,881,000	1,339,919
11/15/2047	2.750%	1,899,000	1,347,993
02/15/2048	3.000%	2,166,000	1,606,563
05/15/2048	3.125%	2,344,000	1,773,749
08/15/2048	3.000%	2,594,000	1,913,886
11/15/2048	3.375%	2,644,000	2,083,389
02/15/2049	3.000%	2,802,000	2,056,405
05/15/2049	2.875%	2,716,000	1,941,091
08/15/2049	2.250%	2,578,000	1,610,444
11/15/2049	2.375%	2,350,000	1,503,633
02/15/2050	2.000%	3,010,000	1,758,969
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2050	1.250%	3,472,000	1,656,795
08/15/2050	1.375%	3,912,000	1,917,491
11/15/2050	1.625%	3,928,000	2,053,607
02/15/2051	1.875%	4,350,000	2,423,086
05/15/2051	2.375%	4,371,000	2,744,168
08/15/2051	2.000%	4,343,300	2,479,753
11/15/2051	1.875%	4,058,000	2,233,802
02/15/2052	2.250%	3,661,000	2,211,473
05/15/2052	2.875%	3,491,000	2,428,427
08/15/2052	3.000%	3,357,500	2,393,793
11/15/2052	4.000%	3,343,000	2,885,427
02/15/2053	3.625%	3,355,000	2,702,348
05/15/2053	3.625%	3,369,000	2,711,519
08/15/2053	4.125%	3,702,000	3,261,231
11/15/2053	4.750%	3,799,000	3,709,961
02/15/2054	4.250%	4,003,000	3,601,449
05/15/2054	4.625%	4,088,000	3,914,899
08/15/2054	4.250%	4,057,000	3,648,764
11/15/2054	4.500%	4,060,000	3,808,153
02/15/2055	4.625%	4,026,000	3,855,524
05/15/2055	4.750%	4,057,000	3,965,084
08/15/2055	4.750%	3,942,000	3,854,537
11/15/2055	4.625%	2,756,000	2,640,162
Total U.S. Treasury Obligations (Cost $830,481,364)			814,067,876

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(a),(b)	2,696,723	2,695,914
Total Money Market Funds (Cost $2,695,803)		2,695,914
Total Investments in Securities (Cost: $833,177,167)		816,763,790
Other Assets & Liabilities, Net		8,251,877
Net Assets		825,015,667
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	2,388,118	68,352,909	(68,045,061)	(52)	2,695,914	(71)	115,613	2,696,723
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia U.S. Treasury Index Fund  | 2026

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_T01_(03/26)